Share-Based Payment - Schedule of Expenses Recognized in Financial Statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Expenses Recognized In Financial Statements Abstract
Expenses arising from share-based payment transactions	€ 112	€ 122	€ 127